Provision for Loan Losses (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for loan losses beginning balance	$ 6,426,307	$ 2,208,708	$ 2,208,708	$ 1,330,784
Charge-offs			(91,812)	(642,178)
Write-off in loans sold to a related party				(535,095)
Provisions	19,408,306	3,513,946	4,650,887	2,166,110
Foreign currency translation adjustment	391,481	(89,713)	(341,476)	(110,913)
Provision for loan losses ending balance	26,226,094	5,632,941	6,426,307	2,208,708
Ending balance: individually evaluated for impairment	26,001,382	4,342,477	5,020,771	807,647
Ending balance: collectively evaluated for impairment	224,712	1,290,464	1,405,536	1,401,061
Business loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for loan losses beginning balance	4,238,133	1,053,579	1,053,579	466,921
Charge-offs			(91,812)	(642,178)
Write-off in loans sold to a related party				(32,109)
Provisions	5,350,041	2,126,033	3,492,322	1,311,620
Foreign currency translation adjustment	217,333	(58,759)	(215,956)	(50,675)
Provision for loan losses ending balance	9,805,507	3,120,853	4,238,133	1,053,579
Ending balance: individually evaluated for impairment	9,695,109	2,846,601	3,728,072	642,051
Ending balance: collectively evaluated for impairment	110,398	274,252	510,061	411,528
Personal loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for loan losses beginning balance	2,188,174	1,155,129	1,155,129	863,863
Charge-offs
Write-off in loans sold to a related party				(502,986)
Provisions	14,058,265	1,387,913	1,158,565	854,490
Foreign currency translation adjustment	174,148	(30,954)	(125,520)	(60,238)
Provision for loan losses ending balance	16,420,587	2,512,088	2,188,174	1,155,129
Ending balance: individually evaluated for impairment	16,306,273	1,495,876	1,292,699	165,596
Ending balance: collectively evaluated for impairment	$ 114,314	$ 1,016,212	$ 895,475	$ 989,533